Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

The notes included in this section focus on the Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.

Accounting for property, plant and equipment

The Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties. Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in the enhancement to the asset. Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Where leasehold property has a remaining useful life of less than 17 years, costs of adaptation and installed equipment are depreciated over the remaining life of the lease.

Investment property The Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Investmentproperty	Property	Equipment	Leasedassets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2017	81	3,429	3,840	10	7,360
Additions	114	220	299	-	633
Disposals	(69)	(18)	(1,082)	(1)	(1,170)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(138)	(309)	-	(452)
As at 31 December 2017	116	3,493	2,748	9	6,366
Accumulated depreciation and impairment					-
As at 1 January 2017	-	(1,483)	(3,043)	(9)	(4,535)
Depreciation charge	-	(171)	(275)	-	(446)
Impairment	-	(28)	-	-	(28)
Disposals	-	-	972	-	972
Exchange and other movements	-	14	229	-	243
As at 31 December 2017	-	(1,668)	(2,117)	(9)	(3,794)
Net book value	116	1,825	631	-	2,572
Cost
As at 1 January 2016	140	3,919	4,259	62	8,380
Additions	-	167	370	-	537
Disposals	(6)	(761)	(631)	-	(1,398)
Change in fair value of investment properties	-	-	-	-	-
Exchange and other movements[a]	(53)	104	(158)	(52)	(159)
As at 31 December 2016	81	3,429	3,840	10	7,360
Accumulated depreciation and impairment					-
As at 1 January 2016	-	(1,697)	(3,177)	(38)	(4,912)
Depreciation charge	-	(186)	(327)	-	(513)
Disposals	-	635	405	-	1,040
Exchange and other movements[a]	-	(235)	56	29	(150)
As at 31 December 2016	-	(1,483)	(3,043)	(9)	(4,535)
Net book value	81	1,946	797	1	2,825

Note

a Includes property, plant and equipment relating to BAGL of £627m (cost of £1,066m less accumulated depreciation of £439m) which was reclassified to held for sale.

Property rentals of £2m (2016: £7m) and £8m (2016: £6m) have been included in net investment income and other income respectively.

The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers. Refer to Note 18 for further details.